Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

On April 30, 2025, the parties to the Exchange Agreement entered into a First Amendment to Securities Exchange Agreement (the “Amendment”). The Amendment amended certain provisions of the Exchange Agreement, including without limitation the following: (i) the “Termination Date” provided for in one of the closing conditions described in the Exchange Agreement, which allows a party to terminate the Exchange Agreement if the Closing (as defined in the Exchange Agreement) has not occurred by May 15, 2015, was amended to be August 15, 2025; (ii) the provisions governing the number of shares of common stock that are issuable to the Limited Partners of Roosevelt were amended so that the number is calculated such that the number of shares to be issued to the Limited Partners equals 90% of the number of shares of common stock outstanding immediately after the Closing giving effect to the number of shares issuable to the Limited Partners (and ignoring and not giving effect to any other shares of common stock that may be issuable to any other persons in connection with or immediately after the Closing) (the “Exchange Shares”), without any possible upward or downward adjustments to the number of Exchange Shares to be issued based on the amount of cash and cash equivalents of the Company as of the Closing Date; and (iii) certain definitions related to determination of the Company’s cash amount at the Closing Date were eliminated.

As discussed in Notes 1 and 7 above, on May 14, 2024, Arcadia and its wholly-owned subsidiary Arcadia Wellness, LLC entered into an Asset Purchase Agreement (“Purchase Agreement”), Promissory Note and a related Security Agreement, with Above Food Corp., a corporation formed under the laws of Saskatchewan (“Parent”), and Above Food Ingredients Corp., a Delaware corporation and wholly owned subsidiary of Parent (together with Parent, “Buyer”). Pursuant to the Purchase Agreement, Arcadia and Wellness sold to Buyer certain assets relating to Arcadia’s GoodWheat business and transferred to Buyer $2,000,000 of cash. As consideration for the purchased assets and the $2,000,000 cash payment, Parent and Buyer issued a promissory note, dated May 14, 2024, in favor of Arcadia in the original principal amount of $6,000,000 (“Promissory Note”). On each of the first, second and third anniversaries of the Promissory Note, accrued interest and $2,000,000 of principal are payable to Arcadia. The Promissory Note includes provisions that allow the Company, during certain times and by means of a notice to Parent (a "Notice"), to require Parent to issue to Arcadia a number of publicly traded shares of Parent's common stock ("Parent Shares"), and if Arcadia delivered such a notice, Parent is obligated to issue the shares to Arcadia within three business days after delivery of the notice. The Promissory Note also provided that if Parent becomes a wholly-owned subsidiary of a company with shares listed on a national securities exchange, then the term "Parent Shares" refers to the publicly traded common stock of such parent company, and Parent agreed to cause such entity to issue and register such shares as provided in the Promissory Note. Sometime after the date of the Promissory Note, Parent became a wholly-owned subsidiary of Above Food Ingredients Inc. (“AFII”), a Canadian company and foreign private issuer whose shares are listed on the Nasdaq Capital Market. The Promissory Note provides that the issuance of the Parent Shares will constitute a prepayment of the final installment payment of $2,000,000 principal of the Promissory Note that would otherwise be due on the third anniversary of the Promissory Note, but that the Buyer remains obligated to pay the first two installments of principal and interest on each of the first and second anniversaries of the date of the Promissory Note.

On May 1, 2025, Arcadia delivered a Notice to Parent pursuant to the provisions of Promissory Note, to require Parent to cause AFII to issue Parent Shares to Arcadia. The Notice indicated that pursuant to the provisions of the Promissory Note regarding the calculation and determination of the number of Parent Shares that are issuable in connection with delivery of a Notice, the number of Parent Shares issuable are approximately 3.5 million shares (the "Prepayment Shares") to be issued pursuant to the provisions of the Promissory Note. The Notice also requested, pursuant to the provisions of the Promissory Note, that Buyer begin preparation of a Form F-1 registration statement covering the resale from time to time of the Prepayment Shares by Arcadia. The Promissory Note provisions require that this registration statement be filed with the Securities and Exchange Commission by 20 calendar days from delivery of the Notice. Buyer and AFII have acknowledged receipt of the Notice and have indicated their intention to respond to the Notice.

Note 22. Subsequent Events

As disclosed in Item 3, "Legal Proceedings," on December 4, 2024, the Company entered into the Exchange Agreement with Roosevelt providing for the Exchange transaction, and on February 14, 2025, the Company filed a registration statement on Form S-4 with the SEC, including a preliminary proxy statement/prospectus, relating to shares to be issued in the transaction and a special meeting of stockholders of the Company to be held to approve the issuance of shares in the transaction and related proposals. Since the date of filing of the registration statement, the Company has received several letters (the "Demand Letters") from counsel to purported stockholders of the Company. Each letter asserts that the preliminary proxy statement included in the registration statement was deficient and demanded that the alleged deficiencies be rectified. The Demand Letters allege, among other matters, that corrective disclosures are required to be included in the registration statement to address alleged material misstatements and omissions in the registration statement and that the proxy statement/prospectus contains materially incomplete and misleading information concerning, among other matters, financial projections, financial analysis performed by the entity that provided a fairness opinion to the Company's board of directors in connection with the transaction, potential conflicts of interest involving the Company's financial advisor in connection with the transaction and the Company's insiders, and possible breach of fiduciary duties by the directors of executive officers of the Company in connection with the transaction. Certain of the Demand Letter include a request for inspection of certain books and records of the Company pursuant to Delaware corporate law. It is possible that additional, similar letters may be received, or complaints filed. If this occurs, except as may be required by law, the Company does not intend to announce the filing of any such additional demand letter or any such complaint. The Company believes that the allegations in the Demand Letters are without merit and intends to vigorously defend itself against any complaint that may be filed.